Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares	1,105,664	910,934	858,759
Fair value of unreleased ESOP	$ 1,105	$ 911	$ 859
Dividends paid to ESOP	132	115	95
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares outstanding (common)	137,354,139	136,821,035	131,046,406
Dividends paid to ESOP	$ 159	$ 117	$ 60